Cover	Jul. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2025
Entity File Number	001-42662
Entity Registrant Name	Oyster Enterprises II Acquisition Corp
Entity Central Index Key	0002042182
Entity Tax Identification Number	61-2218657
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	801 Brickell Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	744-7720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	OYSEU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	OYSE
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	OYSER
Security Exchange Name	NASDAQ